CONVERTIBLE PROMISSORY NOTES (Details Narrative) (USD $)	3 Months Ended		4 Months Ended	6 Months Ended		10 Months Ended	11 Months Ended	12 Months Ended			0 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012 Convertible Promissory Notes	Dec. 31, 2011 Convertible Promissory Notes	Mar. 30, 2012 Convertible Promissory Notes Frost Gamma Investments Trust	Oct. 31, 2011 Convertible Promissory Notes Frost Gamma Investments Trust	Sep. 14, 2011 Convertible Promissory Notes Frost Gamma Investments Trust
Debt										$ 1,015,604			$ 1,715,604
Interest Rate													9.00%
Conversion Price													$ 0.50
Waiver agreement prepayment												700,000
Series D Preferred Stock stated value											$ 1.00
Notes converted to shares, value											1,015,604
Accrued Interest converted to shares, value											9,140
Notes converted to shares, Series D Preferred Stock Issued											1,024,744
Additional Series D Preferred Stock Issued											212,017
Extinguishment of Debt, realized due to conversion price reduction											483,094
Gain Loss on Extinguishment of Debt				(4,769,776)		(4,769,776)					333,168
Preferred stock deemed dividend			3,284,396	1,616,777		4,901,173		3,284,396			121,152
Less: debt discount										(897,117)
Accrued Interest									$ 0	$ 7,882